American Funds Inflation Linked Bond Fund®
Investment portfolio
February 28, 2022
unaudited
Bonds, notes & other debt instruments 96.65% U.S. Treasury bonds & notes 85.16% U.S. Treasury inflation-protected securities 84.80%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	$19,275	$19,889
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	36,171	37,581
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	32,343	34,209
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	83,944	89,359
U.S. Treasury Inflation-Protected Security 0.125% 2024[1,2]	35,856	38,155
U.S. Treasury Inflation-Protected Security 0.50% 2024[1,2]	296,778	315,883
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	114,696	121,989
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	454,558	483,368
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	91,968	98,339
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	135,235	144,225
U.S. Treasury Inflation-Protected Security 0.375% 2025[1,2]	291,929	314,859
U.S. Treasury Inflation-Protected Security 2.375% 2025[1]	34,681	39,221
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	1,366,174	1,467,941
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	715,824	763,893
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	222,133	238,594
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	192,995	209,760
U.S. Treasury Inflation-Protected Security 2.00% 2026[1,2]	146,073	167,012
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	345,753	375,443
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	206,271	225,474
U.S. Treasury Inflation-Protected Security 2.375% 2027[1,2]	210,394	250,157
U.S. Treasury Inflation-Protected Security 0.50% 2028[1]	259,259	285,022
U.S. Treasury Inflation-Protected Security 1.75% 2028[1]	81,171	95,545
U.S. Treasury Inflation-Protected Security 0.25% 2029[1,2]	239,981	263,322
U.S. Treasury Inflation-Protected Security 0.875% 2029[1]	75,516	85,935
U.S. Treasury Inflation-Protected Security 2.50% 2029[1]	2,597	3,255
U.S. Treasury Inflation-Protected Security 0.125% 2030[1,2]	732,833	802,197
U.S. Treasury Inflation-Protected Security 0.125% 2030[1]	587,866	638,930
U.S. Treasury Inflation-Protected Security 0.125% 2031[1,2]	1,185,481	1,297,680
U.S. Treasury Inflation-Protected Security 0.125% 2031[1]	208,022	228,800
U.S. Treasury Inflation-Protected Security 0.125% 2032[1]	522,943	574,238
U.S. Treasury Inflation-Protected Security 2.125% 2040[1]	58,040	85,032
U.S. Treasury Inflation-Protected Security 2.125% 2041[1]	55,375	81,560
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]	61,686	73,783
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	165,024	193,618
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]	77,869	104,869
U.S. Treasury Inflation-Protected Security 0.75% 2045[1]	132,590	159,837
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]	113,941	145,328
U.S. Treasury Inflation-Protected Security 0.875% 2047[1]	167,800	210,657
U.S. Treasury Inflation-Protected Security 1.00% 2048[1]	170,363	221,533
U.S. Treasury Inflation-Protected Security 1.00% 2049[1]	51,625	67,789
U.S. Treasury Inflation-Protected Security 0.25% 2050[1]	191,128	211,533
U.S. Treasury Inflation-Protected Security 0.125% 2051[1,2]	717,718	775,166
		12,040,980
American Funds Inflation Linked Bond Fund — Page 1 of 13

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury 0.36%	Principal amount (000)	Value (000)
U.S. Treasury 4.375% 2039	$25,655	$34,257
U.S. Treasury 1.875% 2051	18,135	16,932
U.S. Treasury 2.00% 2051	1	1
		51,190
Total U.S. Treasury bonds & notes		12,092,170
Bonds & notes of governments & government agencies outside the U.S. 4.69%
China (People’s Republic of), Series INBK, 2.85% 2027	CNY73,280	11,719
China (People’s Republic of), Series INBK, 3.28% 2027	256,090	41,880
China (People’s Republic of), Series INBK, 2.68% 2030	657,940	102,659
China (People’s Republic of), Series INBK, 3.27% 2030	164,690	26,992
China (People’s Republic of), Series INBK, 3.81% 2050	214,370	36,466
China (People’s Republic of), Series INBK, 3.72% 2051	341,980	57,263
China Development Bank Corp., Series 2004, 3.43% 2027	66,990	10,902
China Development Bank Corp., Series 1805, 4.04% 2028	267,870	44,937
China Development Bank Corp., Series 1805, 4.88% 2028	146,140	25,567
Colombia (Republic of) 5.00% 2045	$600	502
Hungary (Republic of) 2.125% 2031[3]	13,860	12,517
Hungary (Republic of) 3.125% 2051[3]	17,300	14,307
Italy (Republic of) 0.10% 2023[1]	€64,445	75,997
Japan, Series 18, 0.10% 2024[1]	¥2,255,350	19,990
Japan, Series 20, 0.10% 2025[1]	4,343,500	38,752
Japan, Series 24, 0.10% 2029[1]	105,866	961
Peru (Republic of) 2.392% 2026	$2,730	2,680
PETRONAS Capital, Ltd. 3.50% 2030[3]	5,490	5,632
PETRONAS Capital, Ltd. 4.55% 2050[3]	5,775	6,519
Philippines (Republic of) 1.648% 2031	18,830	16,677
Philippines (Republic of) 2.65% 2045	18,235	14,882
Spain (Kingdom of) 1.25% 2030	€20,861	24,053
United Kingdom 0.125% 2041[1]	£9,121	19,625
United Mexican States, Series M20, 10.00% 2024	MXN110,000	5,662
United Mexican States, Series M, 5.75% 2026	521,500	23,673
United Mexican States, Series M, 7.50% 2027	110,000	5,302
United Mexican States, Series M, 8.00% 2047	418,544	20,031
		666,147
Corporate bonds, notes & loans 3.46% Energy 0.81%
Energy Transfer Partners LP 6.00% 2048	$9,257	10,409
Equinor ASA 3.625% 2028	13,165	13,923
MPLX LP 4.00% 2028	2,430	2,537
MPLX LP 4.70% 2048	10,000	10,353
ONEOK, Inc. 6.35% 2031	7,508	8,917
ONEOK, Inc. 7.15% 2051	2,782	3,691
Petróleos Mexicanos 7.47% 2026	MXN30	1
Qatar Petroleum 2.25% 2031[3]	$17,300	16,327
Qatar Petroleum 3.125% 2041[3]	13,495	12,720
Qatar Petroleum 3.30% 2051[3]	12,200	11,510
Sabine Pass Liquefaction, LLC 4.50% 2030	8,109	8,755
TransCanada PipeLines, Ltd. 4.10% 2030	6,315	6,676
Williams Companies, Inc. 3.50% 2030	8,448	8,595
Williams Companies, Inc. 2.60% 2031	1,450	1,371
		115,785
American Funds Inflation Linked Bond Fund — Page 2 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 0.80%	Principal amount (000)	Value (000)
Alibaba Group Holding, Ltd. 3.15% 2051	$7,440	$5,984
Amazon.com, Inc. 3.10% 2051	40,000	38,739
Boston University 4.061% 2048	2,075	2,325
Duke University 2.832% 2055	5,000	4,588
Home Depot, Inc. 2.95% 2029	8,408	8,609
Home Depot, Inc. 4.50% 2048	1,240	1,441
Massachusetts Institute of Technology 2.294% 2051	22,000	18,534
Stellantis Finance US, Inc. 1.711% 2027[3]	8,525	8,114
Stellantis Finance US, Inc. 2.691% 2031[3]	7,425	6,883
The Board of Trustees of The Leland Stanford Junior University 1.289% 2027	4,950	4,742
Yale University 1.482% 2030	15,000	13,955
		113,914
Utilities 0.48%
Consumers Energy Co. 4.05% 2048	8,570	9,288
Duke Energy Corp. 0.90% 2025	6,850	6,504
Entergy Corp. 2.80% 2030	4,425	4,256
Entergy Corp. 3.75% 2050	4,700	4,549
Exelon Corp. 4.05% 2030	4,725	5,021
Exelon Corp. 4.70% 2050	1,300	1,477
Mississippi Power Co. 4.25% 2042	1,660	1,725
Public Service Electric and Gas Co. 2.05% 2050	5,365	4,097
Public Service Enterprise Group, Inc. 3.20% 2049	8,250	7,910
Tampa Electric Co. 4.45% 2049	8,070	9,333
Virginia Electric and Power Co. 3.80% 2028	7,925	8,431
Virginia Electric and Power Co. 2.875% 2029	2,800	2,818
Wisconsin Electric Power Co. 4.30% 2048	2,600	2,900
		68,309
Information technology 0.46%
Apple, Inc. 2.40% 2050	30,000	25,185
Broadcom, Inc. 3.187% 2036[3]	17,063	15,864
Global Payments, Inc. 2.90% 2030	6,972	6,713
PayPal Holdings, Inc. 1.65% 2025	11,647	11,418
PayPal Holdings, Inc. 3.25% 2050	6,210	5,836
		65,016
Health care 0.27%
Becton, Dickinson and Company 3.70% 2027	7,700	8,078
Sharp HealthCare 2.68% 2050	17,500	15,395
Summa Health 3.511% 2051	9,945	9,967
Trinity Health Corp. 2.632% 2040	5,000	4,563
		38,003
Consumer staples 0.26%
Anheuser-Busch InBev NV 3.50% 2030	7,500	7,842
Anheuser-Busch InBev NV 4.60% 2048	8,519	9,359
Anheuser-Busch InBev NV 4.50% 2050	1,481	1,633
Conagra Brands, Inc. 4.85% 2028	6,400	7,053
Keurig Dr Pepper, Inc. 4.057% 2023	5,354	5,498
Keurig Dr Pepper, Inc. 5.085% 2048	4,291	5,017
		36,402
American Funds Inflation Linked Bond Fund — Page 3 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 0.15%	Principal amount (000)	Value (000)
SBA Tower Trust 1.631% 2026[3]	$22,469	$21,618
Financials 0.09%
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[4]	14,149	13,037
Materials 0.07%
Air Products and Chemicals, Inc. 1.50% 2025	6,427	6,296
Air Products and Chemicals, Inc. 2.05% 2030	3,284	3,143
		9,439
Real estate 0.05%
American Campus Communities, Inc. 3.875% 2031	2,892	3,037
Corporacion Inmobiliaria Vesta, SAB de CV 3.625% 2031[3]	4,080	3,762
		6,799
Industrials 0.02%
United Technologies Corp. 4.125% 2028	3,265	3,532
Total corporate bonds, notes & loans		491,854
Asset-backed obligations 1.77%
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.191% 2030[3,5,6]	3,208	3,206
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.191% 2030[3,5,6]	2,112	2,101
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.179% 2028[3,5,6]	4,149	4,145
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.48% 2030[3,5,6]	5,500	5,489
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,5]	1,613	1,620
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.238% 2030[3,5,6]	6,705	6,643
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,5]	4,782	4,627
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,5]	775	734
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.221% 2028[3,5,6]	7,090	7,079
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,5]	6,572	6,269
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,5]	25,655	25,095
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[3,5]	3,519	3,523
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,5]	21,445	21,031
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[3,5,7,8]	17,780	17,536
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[3,5]	8,127	7,904
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[3,5]	5,490	5,334
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[3,5]	779	752
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[3,5]	8,811	8,465
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[3,5]	5,925	5,749
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[3,5]	826	795
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.241% 2029[3,5,6]	2,587	2,587
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.255% 2030[3,5,6]	7,175	7,146
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.391% 2029[3,5,6]	4,411	4,415
American Funds Inflation Linked Bond Fund — Page 4 of 13

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,5]	$7,875	$7,633
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,5]	11,757	11,288
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.228% 2030[3,5,6]	2,296	2,293
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.498% 2028[3,5,6]	13,276	13,232
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.154% 2029[3,5,6]	5,332	5,329
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[3,5,6]	5,997	5,993
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 2025[3,5]	6,250	6,287
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.321% 2030[3,5,6]	4,485	4,479
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[3,5]	19,838	19,271
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,5]	8,866	8,601
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[3,5]	6,427	6,384
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[3,5]	3,043	2,953
Triton Container Finance VIII LLC, Series 2020-1, Class B, 3.74% 2045[3,5]	5,458	5,459
		251,447
Mortgage-backed obligations 0.86% Collateralized mortgage-backed obligations (privately originated) 0.70%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056[3,5]	3,797	3,794
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,5,6]	6,527	6,537
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.987% 2053[3,5,6]	18,650	18,551
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.087% 2053[3,5,6]	7,191	7,187
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.037% 2055[3,5,6]	12,120	12,047
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 1.406% 2022[3,5,6]	11,407	11,459
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.887% 2055[3,5,6]	17,076	16,934
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,5,6]	1,749	1,758
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,5]	21,800	21,434
		99,701
Commercial mortgage-backed securities 0.16%
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 1.591% 2038[3,5,6]	19,041	18,812
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[5]	3,000	3,019
		21,831
Total mortgage-backed obligations		121,532
Municipals 0.71% California 0.18%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	7,500	7,275
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	9,200	8,858
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	10,100	9,377
		25,510
American Funds Inflation Linked Bond Fund — Page 5 of 13

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Florida 0.25%		Principal amount (000)	Value (000)
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025		$18,085	$17,707
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030		17,885	17,372
			35,079
Illinois 0.04%
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023		631	648
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 2026		5,000	5,178
			5,826
Michigan 0.06%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 2040		9,715	9,223
Ohio 0.18%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031		24,540	25,336
Total municipals			100,974
Total bonds, notes & other debt instruments (cost: $13,139,237,000)			13,724,124
Short-term securities 3.60% Money market investments 1.86%		Shares
Capital Group Central Cash Fund 0.15%[9,10]		2,634,622	263,462
U.S. Treasury bills 1.74%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 2/23/2023[2]	1.111%	$250,000	247,557
Total short-term securities (cost: $510,683,000)			511,019
Total investment securities 100.25% (cost: $13,649,920,000)			14,235,143
Other assets less liabilities (0.25)%			(34,939)
Net assets 100.00%			$14,200,204
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2022 (000)
30 Day Federal Funds Futures	Long	19,044	May 2022	$7,907,860	$7,821
30 Day Federal Funds Futures	Long	7,890	June 2022	3,268,036	769
30 Day Federal Funds Futures	Long	1,743	August 2022	720,062	(213)
90 Day Euro Dollar Futures	Long	6,388	December 2022	1,569,452	(12,513)
90 Day Euro Dollar Futures	Long	15,736	September 2023	3,850,009	(50,079)
90 Day Euro Dollar Futures	Short	27,459	December 2023	(6,717,501)	79,387
90 Day Euro Dollar Futures	Short	9,087	December 2024	(2,226,088)	8,614
2 Year U.S. Treasury Note Futures	Short	10,303	June 2022	(2,217,479)	(6,591)
5 Year U.S. Treasury Note Futures	Short	17,062	June 2022	(2,018,115)	(12,422)
American Funds Inflation Linked Bond Fund — Page 6 of 13

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2022 (000)
10 Year Euro-Bund Futures	Long	330	March 2022	$61,807	$(2,838)
10 Year Japanese Government Bond Futures	Short	744	March 2022	(973,966)	(2,457)
10 Year U.S. Treasury Note Futures	Short	812	June 2022	(103,479)	(568)
10 Year Ultra U.S. Treasury Note Futures	Short	6,719	June 2022	(949,584)	(9,204)
20 Year U.S. Treasury Bond Futures	Long	3,617	June 2022	566,739	8,065
30 Year Euro-Buxl Futures	Long	688	March 2022	152,572	(15,406)
30 Year Ultra U.S. Treasury Bond Futures	Short	2,594	June 2022	(482,322)	(3,036)
					$(10,671)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 2/28/2022 (000)
Currency purchased (000)		Currency sold (000)
JPY	16,117,000	USD	140,399	Morgan Stanley	3/3/2022	$(202)
JPY	12,116,600	USD	105,743	Morgan Stanley	3/3/2022	(343)
JPY	1,992,700	EUR	15,183	Standard Chartered Bank	3/7/2022	306
JPY	14,165,580	USD	123,323	JPMorgan Chase	3/7/2022	(92)
USD	22,074	CLP	17,867,000	Barclays Bank PLC	3/7/2022	(263)
NOK	780,420	USD	89,215	Bank of New York Mellon	3/7/2022	(692)
USD	134,981	GBP	99,625	Goldman Sachs	3/10/2022	1,322
USD	134,973	GBP	99,625	Bank of America	3/10/2022	1,314
EUR	19,428	MXN	460,000	Morgan Stanley	3/10/2022	(629)
USD	198,323	CNH	1,266,412	Citibank	3/10/2022	(2,034)
USD	31,983	EUR	27,953	Goldman Sachs	3/11/2022	626
USD	27,188	KRW	32,489,550	BNP Paribas	3/14/2022	178
CAD	20,019	USD	15,779	Citibank	3/14/2022	16
USD	8,559	MXN	175,733	Citibank	3/14/2022	—[11]
USD	27,834	MXN	571,500	Citibank	3/14/2022	(1)
USD	46,978	CAD	59,602	Citibank	3/14/2022	(48)
USD	100,779	NZD	151,300	Morgan Stanley	3/14/2022	(1,572)
RUB	631,000	USD	8,341	Goldman Sachs	3/14/2022	(2,516)
RUB	6,010,000	USD	79,434	Citibank	3/14/2022	(23,958)
USD	134,732	PHP	6,927,900	Citibank	3/18/2022	(382)
USD	112,136	IDR	1,611,400,000	Citibank	3/22/2022	215
USD	71,598	EUR	63,093	Standard Chartered Bank	3/24/2022	779
USD	19,447	GBP	14,357	UBS AG	3/24/2022	182
USD	10,717	SEK	100,000	Bank of America	3/24/2022	153
USD	711	GBP	525	UBS AG	3/24/2022	7
EUR	465	USD	528	Standard Chartered Bank	3/24/2022	(6)
USD	161,537	AUD	223,900	Morgan Stanley	3/24/2022	(1,149)
COP	570,316,095	USD	144,516	Morgan Stanley	3/25/2022	(52)
						$(28,841)
American Funds Inflation Linked Bond Fund — Page 7 of 13

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2022 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
0.775%	Annual	U.S. EFFR	Annual	6/15/2022	$36,945,335	$5,600	$—[11]	$5,600
1.5675%	Semi-annual	3-month USD-LIBOR	Quarterly	8/17/2023	270,000	577	—	577
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZ$34,659	(431)	—	(431)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	295,353	(3,705)	—	(3,705)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	108,854	(1,395)	—	(1,395)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	272,097	(3,416)	—	(3,416)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	44,882	(568)	—	(568)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	44,882	(561)	—	(561)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	49,273	(613)	—	(613)
2.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/2/2023	346,075	(1,358)	—	(1,358)
2.215%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/3/2023	691,568	(3,052)	—	(3,052)
0.207%	Annual	U.S. EFFR	Annual	2/26/2024	$2,517,000	(56,076)	—[11]	(56,076)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	978,900	17,624	—	17,624
6.23%	28-Day	28-day MXN-TIIE	28-Day	3/28/2025	MXN1,280,750	(2,900)	—	(2,900)
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	$148,300	6,844	—	6,844
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,300	6,836	—	6,836
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,539	7,780	—	7,780
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	274,100	288	—	288
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	€344,500	(12,330)	—	(12,330)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	344,500	(12,431)	—	(12,431)
3-month SEK-STIBOR	At maturity	0.154%	At maturity	2/5/2026	SKr724,100	2,634	—	2,634
3-month SEK-STIBOR	Quarterly	0.159%	Annual	2/8/2026	726,200	2,630	—	2,630
3-month SEK-STIBOR	Quarterly	0.1625%	Annual	2/8/2026	722,800	2,608	—	2,608
3-month SEK-STIBOR	Quarterly	0.175%	Annual	2/9/2026	1,134,200	4,040	—[11]	4,040
3-month SEK-STIBOR	Quarterly	0.179%	Annual	2/9/2026	567,200	2,011	—	2,011
3-month SEK-STIBOR	Quarterly	0.185%	Annual	2/11/2026	568,700	2,008	—	2,008
3-month SEK-STIBOR	Quarterly	0.189%	Annual	2/11/2026	568,800	1,999	—	1,999
5.39%	28-Day	28-day MXN-TIIE	28-Day	3/6/2026	MXN300,000	(1,250)	—	(1,250)
5.395%	28-Day	28-day MXN-TIIE	28-Day	3/6/2026	1,000,000	(4,159)	—	(4,159)
5.43%	28-Day	28-day MXN-TIIE	28-Day	3/10/2026	540,000	(2,222)	—	(2,222)
5.455%	28-Day	28-day MXN-TIIE	28-Day	3/11/2026	202,000	(823)	—	(823)
5.4167%	28-Day	28-day MXN-TIIE	28-Day	3/11/2026	620,000	(2,566)	—	(2,566)
5.55%	28-Day	28-day MXN-TIIE	28-Day	3/12/2026	200,000	(783)	—	(783)
5.50%	28-Day	28-day MXN-TIIE	28-Day	3/12/2026	260,000	(1,040)	—	(1,040)
5.6275%	28-Day	28-day MXN-TIIE	28-Day	3/12/2026	405,000	(1,532)	—	(1,532)
5.63%	28-Day	28-day MXN-TIIE	28-Day	3/13/2026	205,000	(775)	—	(775)
5.62%	28-Day	28-day MXN-TIIE	28-Day	3/13/2026	305,000	(1,158)	—	(1,158)
5.6412%	28-Day	28-day MXN-TIIE	28-Day	3/13/2026	463,000	(1,741)	—	(1,741)
6.20%	28-Day	28-day MXN-TIIE	28-Day	3/19/2026	182,000	(512)	—	(512)
6.105%	28-Day	28-day MXN-TIIE	28-Day	3/19/2026	176,000	(524)	—	(524)
6.17%	28-Day	28-day MXN-TIIE	28-Day	3/19/2026	184,000	(527)	—	(527)
6.05%	28-Day	28-day MXN-TIIE	28-Day	3/19/2026	184,000	(565)	—	(565)
6.08%	28-Day	28-day MXN-TIIE	28-Day	3/19/2026	188,000	(567)	—	(567)
6.03%	28-Day	28-day MXN-TIIE	28-Day	3/19/2026	840,000	(2,607)	—	(2,607)
6.08%	28-Day	28-day MXN-TIIE	28-Day	3/20/2026	182,300	(551)	—	(551)
5.815%	28-Day	28-day MXN-TIIE	28-Day	4/9/2026	455,000	(1,598)	—	(1,598)
5.82%	28-Day	28-day MXN-TIIE	28-Day	4/9/2026	1,355,000	(4,748)	—	(4,748)
5.73%	28-Day	28-day MXN-TIIE	28-Day	4/10/2026	666,700	(2,441)	—	(2,441)
American Funds Inflation Linked Bond Fund — Page 8 of 13

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2022 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
5.734%	28-Day	28-day MXN-TIIE	28-Day	4/10/2026	MXN1,125,000	$(4,112)	$—	$(4,112)
6.35%	28-Day	28-day MXN-TIIE	28-Day	6/12/2026	269,000	(717)	—	(717)
6.3967%	28-Day	28-day MXN-TIIE	28-Day	6/15/2026	272,000	(703)	—	(703)
6.435%	28-Day	28-day MXN-TIIE	28-Day	6/15/2026	365,000	(918)	—	(918)
6.42%	28-Day	28-day MXN-TIIE	28-Day	6/15/2026	542,000	(1,378)	—	(1,378)
6.49%	28-Day	28-day MXN-TIIE	28-Day	6/16/2026	181,000	(438)	—	(438)
6.50%	28-Day	28-day MXN-TIIE	28-Day	6/17/2026	131,300	(315)	—	(315)
6.5375%	28-Day	28-day MXN-TIIE	28-Day	6/17/2026	136,000	(317)	—	(317)
6.47%	28-Day	28-day MXN-TIIE	28-Day	6/17/2026	134,200	(329)	—	(329)
6.55%	28-Day	28-day MXN-TIIE	28-Day	6/17/2026	410,000	(947)	—	(947)
6.55%	28-Day	28-day MXN-TIIE	28-Day	6/18/2026	132,700	(307)	—	(307)
6.50%	28-Day	28-day MXN-TIIE	28-Day	6/18/2026	262,700	(631)	—	(631)
6.71%	28-Day	28-day MXN-TIIE	28-Day	6/19/2026	178,800	(362)	—	(362)
6.65%	28-Day	28-day MXN-TIIE	28-Day	6/19/2026	178,800	(381)	—	(381)
6.715%	28-Day	28-day MXN-TIIE	28-Day	6/19/2026	267,200	(538)	—	(538)
6.69%	28-Day	28-day MXN-TIIE	28-Day	6/19/2026	357,500	(736)	—	(736)
6.59%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	87,000	(195)	—	(195)
6.58%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	93,400	(211)	—	(211)
6.585%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	114,200	(257)	—	(257)
6.64%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	140,500	(302)	—	(302)
6.6175%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	372,600	(817)	—	(817)
6.633%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	387,400	(838)	—	(838)
6.63%	28-Day	28-day MXN-TIIE	28-Day	6/26/2026	397,000	(862)	—	(862)
7.135%	28-Day	28-day MXN-TIIE	28-Day	9/25/2026	463,300	(608)	—	(608)
7.10%	28-Day	28-day MXN-TIIE	28-Day	9/25/2026	648,700	(895)	—	(895)
7.065%	28-Day	28-day MXN-TIIE	28-Day	9/28/2026	370,618	(537)	—	(537)
7.19%	28-Day	28-day MXN-TIIE	28-Day	9/29/2026	185,400	(224)	—	(224)
7.3023%	28-Day	28-day MXN-TIIE	28-Day	9/30/2026	241,300	(240)	—	(240)
7.28%	28-Day	28-day MXN-TIIE	28-Day	9/30/2026	370,600	(385)	—	(385)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	¥3,447,100	98	(9)	107
7.30%	28-Day	28-day MXN-TIIE	28-Day	10/1/2026	MXN92,652	(93)	—	(93)
7.24%	28-Day	28-day MXN-TIIE	28-Day	10/2/2026	77,830	(87)	—	(87)
7.52%	28-Day	28-day MXN-TIIE	28-Day	10/19/2026	92,700	(54)	—	(54)
7.55%	28-Day	28-day MXN-TIIE	28-Day	10/23/2026	276,000	(146)	—	(146)
7.64%	28-Day	28-day MXN-TIIE	28-Day	10/28/2026	191,100	(68)	—	(68)
7.39%	28-Day	28-day MXN-TIIE	28-Day	10/30/2026	187,200	(157)	—	(157)
7.335%	28-Day	28-day MXN-TIIE	28-Day	11/6/2026	277,900	(263)	—	(263)
7.20%	28-Day	28-day MXN-TIIE	28-Day	11/6/2026	374,500	(453)	—	(453)
7.335%	28-Day	28-day MXN-TIIE	28-Day	11/26/2026	305,229	(292)	—	(292)
3-month USD-LIBOR	Quarterly	0.64%	Semi-annual	3/30/2027	$127,000	7,274	—	7,274
U.S. EFFR	Annual	2.045%	Annual	11/2/2027	33,700	(845)	—	(845)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	70,300	3,083	—	3,083
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	70,300	3,077	—	3,077
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	56,200	2,505	—	2,505
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	53,200	2,358	—	2,358
28-day MXN-TIIE	28-Day	6.95%	28-Day	3/22/2030	MXN775,250	2,074	—	2,074
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	$118,200	9,418	—	9,418
3-month USD-LIBOR	Quarterly	1.83%	Semi-annual	8/17/2031	58,000	434	—	434
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	33,900	(2,380)	—	(2,380)
3-month USD-LIBOR	Quarterly	2.9625%	Semi-annual	2/1/2038	42,100	(2,874)	—	(2,874)
American Funds Inflation Linked Bond Fund — Page 9 of 13

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2022 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	$42,200	$(2,883)	$—	$(2,883)
3-month USD-LIBOR	Quarterly	2.967%	Semi-annual	2/2/2038	32,800	(2,251)	—	(2,251)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	30,300	7,388	—	7,388
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	13,870	3,423	—	3,423
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	12,500	3,054	—	3,054
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	€22,000	4,739	—	4,739
1.1295%	Semi-annual	3-month USD-LIBOR	Quarterly	10/19/2050	$27,400	(5,273)	—	(5,273)
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	€51,650	12,271	—	12,271
6-month EURIBOR	Semi-annual	0.071%	Annual	1/14/2051	51,920	11,544	—	11,544
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	56,080	12,515	—	12,515
						$(20,410)	$(9)	$(20,401)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/28/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 2/28/2022 (000)
CDX.NA.IG.37	1.00%	Quarterly	12/20/2026	$5,643,940	$(82,780)	$(134,408)	$51,628
Investments in affiliates10

	Value of affiliate at 12/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 2/28/2022 (000)	Dividend income (000)
Short-term securities 1.86%
Money market investments 1.86%
Capital Group Central Cash Fund 0.15%[9]	$23,263	$2,350,331	$2,110,167	$34	$1	$263,462	$82
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $269,600,000, which represented 1.90% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $505,733,000, which represented 3.56% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $17,536,000, which represented .12% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Rate represents the seven-day yield at 2/28/2022.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[11]	Amount less than one thousand.
American Funds Inflation Linked Bond Fund — Page 10 of 13

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $25,768,040,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $2,058,460,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $13,686,516,000 and $4,528,839,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may
American Funds Inflation Linked Bond Fund — Page 11 of 13

unaudited
be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$12,092,170	$—	$12,092,170
Bonds & notes of governments & government agencies outside the U.S.	—	666,147	—	666,147
Corporate bonds, notes & loans	—	491,854	—	491,854
Asset-backed obligations	—	233,911	17,536	251,447
Mortgage-backed obligations	—	121,532	—	121,532
Municipals	—	100,974	—	100,974
Short-term securities	263,462	247,557	—	511,019
Total	$263,462	$13,954,145	$17,536	$14,235,143
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$104,656	$—	$—	$104,656
Unrealized appreciation on open forward currency contracts	—	5,098	—	5,098
Unrealized appreciation on centrally cleared interest rate swaps	—	148,743	—	148,743
Unrealized appreciation on credit default swaps	—	51,628	—	51,628
Liabilities:
Unrealized depreciation on futures contracts	(115,327)	—	—	(115,327)
Unrealized depreciation on open forward currency contracts	—	(33,939)	—	(33,939)
Unrealized depreciation on centrally cleared interest rate swaps	—	(169,144)	—	(169,144)
Total	$(10,671)	$2,386	$—	$(8,285)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Inflation Linked Bond Fund — Page 12 of 13

unaudited
Key to abbreviations and symbols
AUD = Australian dollars	JPY/¥ = Japanese yen
Auth. = Authority	KRW = South Korean won
BBR = Bank Base Rate	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	MXN = Mexican pesos
CLO = Collateralized Loan Obligations	NOK = Norwegian kroner
CLP = Chilean pesos	NZD/NZ$ = New Zealand dollars
CNH/CNY = Chinese yuan renminbi	PHP = Philippine pesos
COP = Colombian pesos	Ref. = Refunding
EFFR = Effective Federal Funds Rate	Rev. = Revenue
EUR/€ = Euros	RUB = Russian rubles
EURIBOR = Euro Interbank Offered Rate	SEK/SKr = Swedish kronor
Facs. = Facilities	SOFR = Secured Overnight Financing Rate
Fin. = Finance	STIBOR = Stockholm Interbank Offered Rate
FRA = Forward Rate Agreement	TIIE = Equilibrium Interbank Interest Rate
G.O. = General Obligation	TONAR = Tokyo Overnight Average Rate
GBP/£ = British pounds	USD/$ = U.S. dollars
IDR = Indonesian rupiah
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-060-0422O-S85321	American Funds Inflation Linked Bond Fund — Page 13 of 13